Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Changes in Fair value of Derivative Liabilities

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liabilities:

	Six months ended July 31,
	2025	2024
Beginning balance	$311,338	$2,547,458
Total gain	(165,938)	(2,493,598)
Settlements	–	(17,739)
Additions recognized as debt discount	–	67,352
Changes due to tainted (untainted) warrants	–	3,331,913
Ending balance	$145,400	$3,435,386

Change in fair value of derivative liabilities included in earnings relating to derivatives	$(165,938)	$(2,493,598)

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liability:

	Year Ended January 31,
	2025	2024
Beginning balance	$2,547,458	$172,393
Total (gains) losses	(4,109,195)	2,386,907
Settlements	(52,476)	(156,309)
Additions recognized as debt discount	67,352	146,368
Additions due to tainted warrants	1,858,199	(1,901)
Ending balance	$311,338	$2,547,458

Change in unrealized (gains) losses included in earnings relating to derivatives	$(4,109,195)	$2,386,907